Overview (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Sparrow Holdings Pte Ltd
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company	100.00%	100.00%
Sparrow Tech Private Limited
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company	100.00%	100.00%
Sparrow Digital Pte Ltd
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company	100.00%	100.00%
Sparrow Operations Private Limited
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company	100.00%	100.00%
Sparrow Fund Management Pte Ltd
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company	100.00%	100.00%
Amber DWM Limited
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company	100.00%	100.00%
Amber Premium FZE (Dubai)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company	100.00%
Amber Match Limited (BVI)
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company	100.00%
Amber Trading Alfa Limited
Disclosure of subsidiaries [line items]
Percentage of effective ownership held by the company		100.00%